ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2023
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES.
Schedule of accounts payable and accrued liabilities

	2023	2022

Payroll and social security payable	$82,494	$42,805
Bonus payable	18,603	109,829
Other payables and accrued liabilities	872	160,452
Total Accounts Payable and Accrued Liabilities	$101,969	$313,086